Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000015670
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class A
Trading Symbol	SDGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 1,958,952,092
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,101,088
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,958,952,092
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	5,101,088

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	15%
Industrials	11%
Consumer Discretionary	8%
Health Care	8%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	57.7% of Net Assets
NVIDIA Corp.	14.0%
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	2.2%
Eli Lilly & Co.	1.9%
Eaton Corp. PLC	1.5%

C000015673
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class C
Trading Symbol	SDGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.77%	[2]
AssetsNet	$ 1,958,952,092
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,101,088
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,958,952,092
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	5,101,088

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	15%
Industrials	11%
Consumer Discretionary	8%
Health Care	8%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	57.7% of Net Assets
NVIDIA Corp.	14.0%
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	2.2%
Eli Lilly & Co.	1.9%
Eaton Corp. PLC	1.5%

C000144535
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class R6
Trading Symbol	SDGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.60%	[3]
AssetsNet	$ 1,958,952,092
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,101,088
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,958,952,092
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	5,101,088

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	15%
Industrials	11%
Consumer Discretionary	8%
Health Care	8%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	57.7% of Net Assets
NVIDIA Corp.	14.0%
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	2.2%
Eli Lilly & Co.	1.9%
Eaton Corp. PLC	1.5%

C000015675
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Class S
Trading Symbol	SCGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$31	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.66%	[4]
AssetsNet	$ 1,958,952,092
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,101,088
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,958,952,092
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	5,101,088

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	15%
Industrials	11%
Consumer Discretionary	8%
Health Care	8%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	57.7% of Net Assets
NVIDIA Corp.	14.0%
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	2.2%
Eli Lilly & Co.	1.9%
Eaton Corp. PLC	1.5%

C000015676
Shareholder Report [Line Items]
Fund Name	DWS Capital Growth Fund
Class Name	Institutional Class
Trading Symbol	SDGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Capital Growth Fund (the "Fund") for the period October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.66%	[5]
AssetsNet	$ 1,958,952,092
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 5,101,088
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	1,958,952,092
Number of Portfolio Holdings	70
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	5,101,088

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	51%
Communication Services	15%
Industrials	11%
Consumer Discretionary	8%
Health Care	8%
Financials	4%
Real Estate	1%
Consumer Staples	1%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	57.7% of Net Assets
NVIDIA Corp.	14.0%
Apple, Inc.	9.2%
Microsoft Corp.	8.8%
Alphabet, Inc.	6.9%
Broadcom, Inc.	5.0%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.6%
Mastercard, Inc.	2.2%
Eli Lilly & Co.	1.9%
Eaton Corp. PLC	1.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.